Segments and Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Internet services	$ 1,680,355	$ 1,367,618	$ 669,817
Smart hardware and IOT devices	58,423	0	0
Others	65,805	23,042	1,271
Total revenues	1,804,583	1,390,660	671,088
Cost of revenues:
Internet services	(332,858)	(290,076)	(87,334)
Smart hardware and IOT devices	(51,498)	0	0
Others	(39,401)	(15,386)	(504)
Total cost of revenues	(423,757)	(305,462)	(87,838)
Gross profit:
Internet services	1,347,497	1,077,542	582,483
Smart hardware and IOT devices	6,925	0	0
Others	26,404	7,656	767
Total gross profit	1,380,826	1,085,198	583,250
Operating expenses:
Product development	(495,964)	(406,250)	(255,248)
Selling and marketing	(483,615)	(333,701)	(110,104)
General and administrative	(161,363)	(94,260)	(117,148)
Total operating expenses	(1,140,942)	(834,211)	(482,500)
Subsidy income	20,647	8,506	2,349
Income from operations	$ 260,531	$ 259,493	$ 103,099